Note 38 (Tables)	6 Months Ended
Jun. 30, 2022
Administration Costs [Abstract]
Personnel expense [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2022	June 2021
Wages and salaries		2,001	1,823
Social security costs		354	333
Defined contribution plan expense	24	41	37
Defined benefit plan expense	24	20	27
Other personnel expense		171	152
Total		2,587	2,371

Other administrative expense [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	June 2022	June 2021
Technology and systems	666	565
Communications	98	87
Advertising	129	101
Property, fixtures and materials	216	190
Taxes other than income tax	170	201
Surveillance and cash courier services	104	85
Other expense	433	383
Total	1,815	1,612